Accounts receivable	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Accounts receivable
6.	Accounts receivable

As at December 31	2018	2017
Trade accounts receivable	$9,677,847	$8,496,281
Other accounts receivable	1,086,732	91,974
	$10,764,579	$8,588,255

As at December 31, 2018, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 91% in aggregate (Customer A – 47%, Customer B – 22%, Customer C – 22%).

As at December 31, 2017, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 96% in aggregate (Customer A – 41%, Customer B – 32%, Customer C – 23%).